Subsequent Events	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
Subsequent Events

25. SUBSEQUENT EVENTS

(a) Investments and acquisitions

In January of 2014, the Group entered into an agreement to acquire 100% equity interest in Beijing Trustek Technology Co., Ltd. (“Beijing Trustek”) for cash consideration of US$1,640 (RMB10,000) and 3,794,038 restricted shares of the Company, 1,897,019 of which are subject to service and performance conditions. Beijing Trustek is primarily engaged in providing industry mobility solutions and services, including hardware supplies, system management, application development, business intelligence and maintenance services. The purpose of the acquisition was to acquire business relationship in healthcare industry and enhance market share in enterprise mobility. The Group is still in process of assessing the accounting treatment of the transaction.

In January of 2014, the Group entered into an agreement to acquire additional 18.99% of equity interest in Tianjin Huayong Wireless Technology Co., Ltd. (“Huayong”) for cash consideration of US$249 (RMB1,520) and 12,930,378 restricted shares of the Company. On June 10, 2014, the Group entered into another agreement to acquire additional 10% of equity interest in Huayong for cash consideration of US$113 (RMB 700) and 18,450,000 restricted shares of the Company. Huayong is primarily engaged in research and development and marketing of live wallpapers for smart phones using android system. The purpose of this acquisition was to bring a new product into the Group’s growing product portfolio. The Group is still in process of assessing the accounting treatment of the transaction.

In May of 2014, the Group entered into an agreement to acquire 70% of equity interest in Yipai Tianxia Network Technology limited (“Yipai”) for cash consideration of US$7,000 (RMB43,400) and 33,900,125 restricted shares of the Company, 1,614,290 of which are subject to performance conditions. Yipai is primarily engaged in providing mobile intelligent interactive advertising services, through integration of media channels of outdoor, newspapers, magazines and etc. The purpose of this acquisition was to add new forms of advertising in the Group’s advertising business. The Group is still in process of assessing the accounting treatment of the transaction.

In May of 2014, the Group entered into an agreement to acquire additional 45% of equity interest in Beijing Showself Technology Co., Ltd. (“Showself”), equity interest held by the Company accumulated from 20% to 65% in aggregate, for cash consideration of US$77 (RMB 478) and 29,950,000 restricted shares of the Company. Showself is primarily engaged in providing entertainment and dating platforms on mobile internet. The purpose of this acquisition was to bring a new product into the Group’s growing product portfolio. The Group is still in process of assessing the accounting treatment of the transaction.

In May of 2014, the Group entered into an agreement to acquire additional 45% of equity interest in Shanghai Yinlong Information and Technology Co., Ltd. (“Yinlong”) for cash consideration of US$312 (RMB1,923) and 38,001,043 restricted shares of the Company, 7,600,209 of which are subject to performance conditions. Yinlong became the wholly-owned subsidiary of Beijing Technology.

In September of 2014, the Group entered into an agreement to acquire 20% equity interest in Zhijian Fengyun Co., Ltd. (“Zhijian”) for cash consideration of US$1,789 (RMB11,000). Zhijian is primarily engaged in mobile game developments. The Group used cost method to account for this investment and perform impairment test in subsequent periods.

In September of 2014, the Group entered into an agreement to acquire 15% equity interest in Launcher Technology Limited (“Launcher”) for cash consideration of US$2,419 (RMB15,000). Launcher is primarily engaged in launcher research and customization. The Group used cost method to account for this investment and perform impairment test in subsequent periods.

(b) Sale of Minority Interest Investment

In May of 2014, the Group entered into an ordinary share purchase agreement with Bison Mobile Limited, a division of Bison Capital Co Ltd, to issue and sell ordinary shares of FL Mobile Inc. for an aggregate consideration of US$15 million. The purchased shares shall account for 3.75% of FL Mobile Inc.’s outstanding share capital. In addition, the Company intends to issue and sell additional ordinary shares for an aggregate consideration of US$10 million. The funds will be used to further expand and enhance the FL Mobile business, brand and content. As part of the transaction, the Company conducted a corporate reorganization in July 2014, under which (i) FL Mobile (Beijing) Co., Ltd., the wholly owned PRC subsidiaries of FL Mobile Inc., entered into a series of contractual agreements with FL Mobile, pursuant to which FL Mobile (Beijing) Co., Ltd. exercises effective control over FL Mobile and its subsidiaries and has the right to receive substantially all of their economic benefits and (ii) FL Mobile Inc. acquired 100% equity interest in Best Partners. As a result of the reorganization, FL Mobile Inc. became one of the Company’s consolidated affiliated entities. The investment has a redemption right if FL Mobile Inc. does not complete a qualified IPO within 12 months after the investment is completed.

In June of 2014, the Group entered into an ordinary share purchase agreement with Beijing Guorun Qilian Venture Capital Center LP to issue and sell ordinary shares of NationSky for an aggregate consideration of US$18 million. The purchased shares shall account for 3.4% of NationSky’s then-outstanding share capital. In addition, the Company intends to issue and sell additional ordinary shares up to 2.30% of NationSky for an aggregate of $12 million to other investors. The funds will be used for research and development, marketing, working capital activities and the expansion of NationSky’s core operations. The investors have a right to demand the redemption of their shares if NationSky does not complete a qualified initial public offering, or find a third party buyer to acquire all or part of its shares for a valuation of at least $550 million for NationSky’s business within 24 months after the investment is completed.

(c) Stock Repurchase

In April of 2014, the Group repurchased 2,092,000 shares on the open market with an aggregate price of approximately US$4.4 million.

(d) Establishment of A Subsidiary

In September of 2014, the Company established wholly owned subsidiary Beijing NQ Mobile Co. Ltd. (“NQ Yizhuang”) in China with registered capital of US$80,000. NQ Yizhuang would engage in software design and development for computer and mobile devices and other technology consulting services.